Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of Loans to Related Parties

 Related party activity for the years ended December 31, 2013 and 2012 is summarized as follows:

SUMMARY OF LOANS TO RELATED PARTIES

At or for the Years Ended December 31,	2013	2012
Balance, beginning of year	$57,821	$57,753
Additions	1,845	5,947
Transfers (1)	(8,561)
Repayments	(8,156)	(5,879)

Balance, end of year	$42,949	$57,821

(1)	Former director left the Company during 2013.

Summary of Leases

Terms of these three agreements at December 31, 2013 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE FORMER CHAIRMAN OF THE BOARD OF DIRECTORS

December 31, 2013	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
October 2027	$1,195	2 five-year terms	CPI
August 2025 (1)	506	4 five-year terms	Fixed
June 2029 (2)	269	4 five-year terms	CPI

(1)	This lease is recorded as a $4.5 million obligation under capital lease at December 31, 2013.
(2)	This lease is recorded as a $2.8 million obligation under capital lease at December 31, 2013.

Certain office space of the Company is leased from companies affiliated with certain Directors under separate agreements with the Company. Terms of these two agreements at December 31, 2013 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE DIRECTORS

December 31, 2013	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
January 2017	$167	1 five-year term	Fixed
January 2027	174	4 five-year terms	Fixed